Consolidated balance sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 258,604	$ 75,932
Short-term investments	205,000	200,000
Accounts receivable (net of allowance of nil and $2 as of Dec 31, 2019 and June 30, 2020)	7,024	3,791
Inventories	6,569	6,005
Prepayments and other current assets	7,684	6,736
Total current assets	484,881	292,464
Restricted cash, non-current	510	510
Investments in equity investees	1,991	2,398
Prepayments for equipment	383	440
Property and equipment, net	21,017	21,353
Operating lease right-of-use assets	13,929	15,071
Land use rights	7,416	7,655
Intangible assets, net	1,216	1,148
Long term deposits	712	377
Value added tax recoverable	16,159	13,737
Total assets	548,214	355,153
Current liabilities:
Short-term borrowings	4,238	6,450
Accounts payable	32,392	22,660
Current operating lease liabilities	4,175	4,351
Other current liabilities	15,750	13,174
Total current liabilities	56,555	46,635
Deferred income	15,736	2,881
Non-current operating lease liabilities	10,457	10,977
Total liabilities	82,748	60,493
Commitments and contingencies (Note 21)
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 68,237,247 and 74,882,338 shares issued and outstanding as of December 31,2019 and June 30, 2020, respectively)	4	4
Additional paid-in capital	1,031,791	734,734
Accumulated deficit	(573,315)	(444,698)
Accumulated other comprehensive income	6,986	4,620
Total shareholders' equity	465,466	294,660
Total liabilities and shareholders' equity	$ 548,214	$ 355,153